JUDICIAL DEPOSITS - Summary of Detailed Information About Changes In Judicial Deposits (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Judicial Deposits [Abstract]
Deposits - Beggining balance	R$ 566,190	R$ 337,255
Acquisition of subsidiary		283,885
New deposits	39,071	18,377
Redemptions	(21,533)	(64,761)
Inflation adjustment	15,246	11,242
Payments / Write-offs for expenses	(13,645)	(17,739)
Exchange rate variation	(45)	(2,069)
Deposits - Ending balance	R$ 585,284	R$ 566,190